Dreyfus
Intermediate
Municipal
Bond Fund, Inc.
Semi-Annual
Report


November 30, 1996

Dreyfus Intermediate Municipal Bond Fund, Inc.
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   For its semi-annual reporting period ended November 30, 1996, the Dreyfus Intermediate Municipal Bond Fund, Inc. produced a total return of 5.26%.* Income dividends exempt from Federal personal income taxes of approximately $.354 per share** were paid, which is equivalent to an annualized tax-free distribution rate per share of 5.04%.***

THE ECONOMY

   For much of the year, investors were fearful that inflation would accelerate should tightening labor markets lead to pressure to increase wages and, ultimately, higher prices. This was of particular concern earlier in the year because of the robust rate of new job growth at that time. More specifically, it was expected that signs of any potential upsurge in inflation would cause the Federal Reserve Board's Open Market Committee (the "Fed") to tighten monetary policy. However, during the summer, the economy's growth rate slowed by more than half of its 4.7% growth rate in the second quarter. The pace of job creation also slowed, reducing the likelihood that the tightening employment market would lead to inflation-inducing wage increases. About 150,000 jobs per month over the past three months have been added to the employment rolls compared to an average rate of over 250,000 during the spring and early summer months. The unemployment rate has declined all year (the rate is now at 5.2%, near a seven-year low), yet wage increases have remained under control. The Employment Cost Index, a broad measure of wage and benefit growth, has risen a modest 2.8% over the past year, about the same as the year before when the Index increased 2.7%. Inflation has remained subdued throughout the reporting period. The Consumer Price Index continues to show an inflation level at an annual rate of 3%, while the Producer Price Index shows scant evidence of price pressures in the production pipeline. The Fed has held short-term interest rates steady since January, when it reduced its Federal Funds target rate to 5.25% from 5.5%. (The Federal Funds rate is the rate that banks charge each other for overnight loans.)
   With both low unemployment and low inflation, measures of consumer confidence remain high. The Index of Leading Economic Indicators, an index compiled by the Conference Board (a private economic research group) has reached record high levels every month since June. Retail sales show signs of moderate expansion after having slowed over the summer when consumers paid off more credit card debt than they borrowed. On the production side of the economy, output from the nation's factories has slowed somewhat from its pace earlier in the year. With a capacity utilization rate of under 83%, there appears to be little indication of any production bottlenecks that could lead to shortages and higher prices.

MARKET ENVIRONMENT

   The municipal bond market, like its taxable counterparts, has been buffeted by unprecedented price volatility during the past year. The market continues to focus on the periodic releases of key economic data, and this has resulted in large and dramatic swings in bond prices and yields. The 30-year U.S. Treasury bond fluctuated around the 7% level until mid-October when the market established a new trading range as the Treasury bond market rallied to 6.45%. The municipal market was able to stabilize, aided by strong retail support reflected in strengthening demand for municipal bonds.
   The decision of the Federal Reserve's Open Market Committee to maintain a hands-off policy toward interest rates has enabled the fixed-income markets to turn in a strong performance during the fourth quarter. Currently, the market has settled into a trading range with a bias towards lower rates and we anticipate that this environment will continue through year-end. Of course, past performance is no guarantee of future results.

THE PORTFOLIO

   The Fund continues to focus on improving the call protection, structure and creditworthiness of its holdings. As market perceptions changed, we moved out of some of the defensive paper that had been purchased during earlier volatile periods and extended our duration slightly. Opportunities to enhance yield through the purchase of lower- rated paper are severely limited, as lack of such supply has tightened the spread relationship to better quality paper. As of late, we have been inclined to realize some of the gains that have resulted from the price performance of bonds with discount coupons.
   Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate you continued confidence in the Fund and in the Dreyfus Corporation.

                                                     Very truly yours,




                                      Richard J. Moynihan
                                      Director, Municipal Portfolio Management
                                      The Dreyfus Corporation
December 20, 1996
New York, N.Y.


  *Total return includes reinvestment of dividends and any capital gains paid. **Some income may be subject to state and local taxes and, for certain shareholders to the Federal Alternative Minimum Tax (AMT).
***Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period.

Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments                          November 30, 1996 (Unaudited)

                                                                                 Principal
Long-Term Municipal Investments--97.6%                                             Amount           Value
----------------------------------------------------------------------------  -------------   -----------------
Alaska--2.1%
Alaska Industrial Development and Export Authority, Revolving Fund:
   7.80%, 4/1/2004........................................................... $    6,360,000  $       7,012,727
   6.375%, 4/1/2008..........................................................      3,000,000          3,227,520
Alaska Housing Finance Corp., Refunding 5.75%, 12/1/2009 (Insured; MBIA).....     13,100,000         13,342,874
Anchorage Electric Utility Revenue, Refunding:
   6.50%, 12/1/2008 (Insured; MBIA)..........................................      2,755,000          3,160,949
   6.50%, 12/1/2009 (Insured; MBIA)..........................................      2,910,000          3,334,249

Arizona--1.6%
Maricopa County Industrial Development Authority:
   Hospital Facility Revenue (Samaritan Health Services)
     7.15%, 12/1/2004 (Insured; MBIA)........................................      9,835,000         11,425,811
   Hospital Systems Revenue, Refunding (Baptist Hospital):
     5.10%, 9/1/2004 (Insured; MBIA).........................................      3,490,000          3,605,938
     5.20%, 9/1/2005 (Insured; MBIA).........................................      3,125,000          3,241,531
Mesa Industrial Development Authority, Industrial Revenue
   (TRW Vehicle Safety Systems, Inc. Project) 7.25%, 10/15/2004..............      5,000,000          5,297,900

California--5.4%
California Department of Veteran Affairs, Home Purchase Revenue 7.80%, 8/1/2001    5,000,000          5,317,650
California Health Facilities Financing Authority, Revenue, Refunding
   (Sisters of Providence):
     5%, 10/1/2007...........................................................      5,100,000          5,095,410
     5%, 10/1/2008...........................................................      4,280,000          4,238,270
California Higher Education Loan Authority, Student Loan Revenue, Refunding:
   6.40%, 12/1/2003..........................................................      6,000,000          6,543,060
   6.50%, 6/1/2005...........................................................      5,500,000          5,984,880
California Public Works Board, LR, Refunding:
   (California University Projects) 5.40%, 10/1/2011.........................     15,925,000         15,891,557
   Department of Corrections-Imperial County 5.125%, 9/1/2009 (a)............      5,750,000          5,794,505
Los Angeles, Harbor Department Revenue 6.40%, 8/1/2012.......................      5,420,000          5,831,757
Northern California Power Agency, Geothermal Project Number 3, Revenue, Refunding:
   5.50%, 7/1/2005...........................................................      7,000,000          7,346,290
   5.65%, 7/1/2007...........................................................      6,400,000          6,739,584
Solano County, COP, Refunding (Justice Facility and Public Buildings Project)
   5.875%, 10/1/2005.........................................................     10,000,000         10,395,300

Colorado--2.3%
Arapahoe County Capital Improvement Trust Fund,
   Highway Revenue, Zero Coupon, 8/31/2008...................................     20,165,000          9,927,028

Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1996 (Unaudited)

                                                                                 Principal
Long-Term Municipal Investments (continued)                                        Amount           Value
----------------------------------------------------------------------------  -------------   -----------------
Colorado (continued):
Denver City and County, Airport Revenue:
   7.50%, 11/15/2002......................................................... $    6,080,000  $       6,802,790
   8.75%, 11/15/2005.........................................................     14,485,000         17,287,413

Connecticut--2.5%
Connecticut:
   5.50%, 3/15/2008..........................................................      4,000,000          4,143,720
   5.70%, 3/15/2011..........................................................     20,115,000         20,774,370
Connecticut, Special Revenue (Mashantucket Western Pequot Tribe) 6.50%, 9/1/2016   5,000,000          5,206,350
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
   7.30%, 11/15/2003.........................................................      5,705,000          5,926,810

Delaware--.6%
Delaware River and Bay Authority, Delaware Authority Revenue 3.75%, 1/1/2004.      9,370,000          9,040,457

District of Columbia--.9%
District of Columbia, Revenue (American University) 5.50%, 10/1/2011
   (Insured; AMBAC)..........................................................      5,435,000          5,476,904
Metropolitan Airports Authority, Virginia General Airport Revenue
   5.75%, 10/1/2011 (Insured; MBIA)..........................................      7,250,000          7,413,343

Florida--3.6%
Dade County, Aviation Revenue 5.90%, 10/1/2005 (Insured; AMBAC)..............     10,830,000         11,599,471
Dade County School Board, COP 5.375%, 5/1/2010 (Insured; AMBAC)..............      5,775,000          5,843,607
Dade County, Resource Recovery Facility Revenue, Refunding
   5.20%, 10/1/2011 (Insured; AMBAC).........................................      7,880,000          8,110,096
Florida School Boards Association, LR (Orange County School Board Project)
   6.25%, 7/1/2005 (Insured; AMBAC)..........................................      3,250,000          3,392,610
Greater Orlando Aviation Authority, Airport Facilities Revenue 6.40%, 10/1/2004    8,940,000          9,800,475
Palm Beach County, Solid Waste IDR (Okeelanta Power L.P. Project)
   6.50%, 2/15/2009..........................................................      3,600,000          3,329,136
Pinellas County, RRR 5.10%, 10/1/2003 (Insured; MBIA)........................     10,415,000         10,741,614

Georgia--.4%
Atlanta, Airport Facilities Revenue, Refunding 6%, 1/1/2007 (Insured; AMBAC).      5,780,000          6,312,338

Hawaii--.2%
Hawaii, Airports Systems Revenue 7.50%, 7/1/2005 (Insured; FGIC).............      3,000,000          3,341,400

Illinois--5.9%
Chicago O'Hare International Airport:
   Passenger Facility Charge Revenue:
     5.375%, 1/1/2007 (Insured; AMBAC).......................................      6,055,000          6,232,896
     5.50%, 1/1/2008 (Insured; AMBAC)........................................      5,000,000          5,159,000

Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1996 (Unaudited)

                                                                                 Principal
Long-Term Municipal Investments (continued)                                        Amount           Value
----------------------------------------------------------------------------  -------------   -----------------
Illinois (continued):
Chicago O'Hare International Airport (continued):
   Special Facility Revenue (International Terminal) Refunding:
     7.50%, 1/1/2005 (Prerefunded 1/1/2000) (b)..............................$       905,000  $       1,003,338
     7.50%, 1/1/2005.........................................................      1,895,000          2,059,467
Chicago Public Buildings Commission, Building Revenue
   5.25%, 12/1/2003 (Insured; MBIA)..........................................      5,000,000          5,209,450
Hoffman Estates, Tax Increment Revenue
   7.50%, 11/15/2003 (LOC; Union Bank of Switzerland) (c)....................      5,145,000          5,538,129
Illinois:
   5.60%, 6/1/2001...........................................................      1,000,000          1,048,140
   Sales Tax Revenue:
     5%, 6/15/2009...........................................................      4,370,000          4,339,760
     5%, 6/15/2010...........................................................      4,610,000          4,532,045
Illinois Development Finance Authority, Community Rehabilitation
   (Providers Facility Acquisition) 8.25%, 9/1/2000..........................      3,805,000          4,037,409
Illinois Educational Facilities Authority, Revenue, Refunding
   (Illinois Institute of Technology) 6.60%, 12/1/2009.......................      2,665,000          2,836,573
Illinois Health Facilities Authority, Revenue:
   (Catholic Health Co. Addolorata Project) 7.625%, 7/1/1999.................        895,000            960,066
   (Central Dupage Health Wyndemere Retirement Community)
     6.125%, 11/1/2007 (Insured; MBIA).......................................      4,400,000          4,714,160
   (Ingalls Memorial Hospital Project) 7%, 1/1/2005 (Prerefunded 1/1/2000) (b)     6,000,000          6,575,280
   (Refunding - Evangelical Hospitals) 6.75%, 4/15/2007......................      3,090,000          3,302,437
   (Southern Illinois Hospital Services) 6.50%, 3/1/2007 (Insured; MBIA).....      4,000,000          4,389,240
   (Swedish American Hospital) 7.30%, 4/1/2007
     (Insured; AMBAC, Prerefunded 4/1/2000) (b)..............................      4,000,000          4,443,240
Normal, EDR, Refunding (Dayton - Hudson Corp. Project) 6.75%, 11/1/2001......      3,400,000          3,648,948
Robbins, RRR (Robbins Resource Recovery Partners) 8.375%, 10/15/2010.........     15,000,000         15,450,000

Indiana--5.1%
Boonville Junior High School Building Corp., First Mortgage Revenue, Refunding
   6.80%, 7/1/2005...........................................................      3,100,000          3,418,432
Brownsburg School Building Corp., First Mortgage:
   5.80%, 8/1/2008 (Insured; CGIC)...........................................      2,650,000          2,807,887
   5.90%, 8/1/2009 (Insured; CGIC)...........................................      2,895,000          3,072,319
Indiana Bond Bank (Special Hospital Program Hendricks) 6.90%, 4/1/2006.......      3,000,000          3,298,890
Indiana Health Facility Financing Authority, HR (Lafayette Home Hospital Project)
   5.75%, 8/1/2008...........................................................      3,000,000          3,069,390

Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1996 (Unaudited)

                                                                                 Principal
Long-Term Municipal Investments (continued)                                        Amount           Value
----------------------------------------------------------------------------  -------------   -----------------
Indiana (continued)
Indiana Municipal Power Agency, Power Supply Systems Revenue, Refunding
   5.70%, 1/1/2006 (Insured; MBIA)........................................... $    8,400,000  $       8,967,084
Indiana Transportation Finance Authority, Airport Facilities LR (United Air)
   6.50%, 11/1/2007..........................................................      5,250,000          5,644,800
Indianapolis Local Public Improvement Bond Bank, Refunding:
   6.20%, 2/1/2003...........................................................      2,100,000          2,264,577
   6.30%, 2/1/2004...........................................................      2,800,000          3,050,320
   6.40%, 12/1/2005..........................................................      3,000,000          3,299,790
   6.50%, 1/1/2011 (Insured; FSA)............................................      6,415,000          7,285,131
Knox County Hospital Association, LR 5.65%, 7/1/2008 (Insured; MBIA).........      4,150,000          4,297,864
Logansport School Building Corp. (First Mortgage)
   7.30%, 1/15/2007 (Prerefunded 1/15/2000) (b)..............................      4,750,000          5,244,997
North Montgomery Elementary School Building Corp., Refunding (First Mortgage)
   6.50%, 7/1/2006...........................................................      5,665,000          6,363,155
Plymouth, Multi-School Building Corp., Refunding
   (First Mortgage-Plymouth Community School) 5.50%, 7/1/2005 (Insured; MBIA)      3,000,000          3,162,450
Purdue University, University Revenue (Purdue University Dormitory System)
   6.90%, 7/1/2006 (Insured; AMBAC, Prerefunded 7/1/2001) (b)................      4,075,000          4,554,383
Westfield, High School Building Corp. (First Mortgage)
   5.45%, 7/15/2009 (Insured; AMBAC).........................................      5,000,000          5,088,500

Iowa--1.0%
Ames, HR (Mary Greeley Medical Center Project) 6.25%, 8/15/2006
   (Insured; AMBAC)..........................................................      4,320,000          4,691,779
Council Bluffs, IDR, Refunding (Cargill, Inc. Project) 7%, 3/1/2007..........      4,400,000          4,856,808
Iowa Student Loan Liquidity Corp., Student Loan Revenue
   6.65%, 3/1/2003 (Insured; AMBAC)..........................................      4,900,000          5,247,802

Kentucky--2.8%
Kenton County Airport Board, Airport Revenue
   (Cincinnati/Northern Kentucky International):
     5.50%, 3/1/2006 (Insured; MBIA).........................................      1,930,000          2,000,638
     5.625%, 3/1/2008 (Insured; MBIA)........................................      3,645,000          3,759,745
     5.75%, 3/1/2009 (Insured; MBIA).........................................      3,710,000          3,843,449
Kentucky Property and Buildings Commission, Revenue, Refunding (Project Number 55)
   6.25%, 9/1/2007...........................................................      9,100,000         10,234,315
   6%, 9/1/2008..............................................................     12,770,000         14,006,902
Mount Sterling, LR (Kentucky League Cities Funding 5.625%, 3/1/2003..........      6,500,000          6,733,025


Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1996 (Unaudited)

                                                                                 Principal
Long-Term Municipal Investments (continued)                                        Amount           Value
----------------------------------------------------------------------------  -------------   -----------------

Louisiana--3.7%
Louisiana, Refunding 6%, 8/1/2002 (d)........................................  $  20,000,000   $     21,526,200
Louisiana Correctional Facilities Corp., LR:
   5.55%, 12/15/2002 (d).....................................................     14,000,000         14,762,440
   5.60%, 12/15/2003.........................................................      5,600,000          5,937,008
Louisiana Public Facilities Authority, Revenue:
   8.20%, 11/15/2012 (e).....................................................      4,430,000          4,888,904
   8.20%, 11/15/2012 (Prerefunded 11/15/2002) (b,e)..........................      3,635,000          4,211,111
   (Louisiana Association of Independent Colleges and Universities)
      6.50%, 12/1/2002.......................................................      2,155,000          2,271,823

Maine--.9%
Maine Educational Loan Marketing Corp., Student Loan Revenue:
   5.85%, 11/1/2002..........................................................      7,000,000          7,327,320
   Refunding 6.90%, 11/1/2003................................................      4,565,000          5,030,584

Massachusetts--5.3%
Boston Industrial Development Financing Authority, Sewage Facility Revenue
   (Harbor Electric Energy Project) 7.10%, 5/15/2002.........................      4,615,000          4,822,121
Massachusettes, Refunding:
   6.40%, 8/1/2003...........................................................      3,175,000          3,508,534
   5.20%, 8/1/2008 (Insured; FGIC)...........................................     10,000,000          9,975,100
Massachusetts, Water Pollution Abatement Revenue (New Bedford Loan Program):
   5.50%, 2/1/2008...........................................................      6,950,000          7,204,994
   5.60%, 2/1/2010...........................................................      8,255,000          8,471,611
Massachusetts Housing Finance Agency:
   Housing Revenue, Refunding 5.85%, 12/1/2010 (Insured; MBIA)...............      9,330,000          9,604,675
   Rental Revenue, Refunding:
     6.30%, 7/1/2007 (Insured; AMBAC)........................................      3,190,000          3,382,899
     6.35%, 7/1/2008 (Insured; AMBAC)........................................      3,425,000          3,613,375
     6.40%, 7/1/2009 (Insured; AMBAC)........................................      3,740,000          3,928,272
   Residential Development 6.125%, 11/15/2008 (Insured; FNMA)................      5,000,000          5,195,900
New England Education Loan Marketing Corp., Student Loan Revenue, Refunding
   5.625%, 7/1/2004..........................................................     16,350,000         16,935,821

Michigan--4.4%
Detroit, Self-Insurance 5.60%, 5/1/2001......................................      5,260,000          5,383,610
Greater Detroit Resource Recovery Authority, Revenue, Refunding:
   6.25%, 12/13/2007 (Insured; AMBAC)........................................      7,000,000          7,754,040
   Series A 6.25%, 12/13/2008 (Insured; AMBAC)...............................      5,000,000          5,540,950
   Series B 6.25%, 12/13/2008 (Insured; AMBAC)...............................      7,755,000          8,612,548

Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1996 (Unaudited)

                                                                                 Principal
Long-Term Municipal Investments (continued)                                        Amount           Value
----------------------------------------------------------------------------  -------------   -----------------
Michigan (continued):
Michigan Hospital Finance Authority, Revenue, Refunding:
   (Genesys Health System) 8.10%, 10/1/2013..................................  $  10,000,000     $   11,269,100
   (McLaren Obligated Group):
     5.10%, 10/15/2005.......................................................      2,355,000          2,346,546
     7%, 9/15/2007 (Prerefunded 9/15/2000) (b)...............................      3,670,000          4,085,921
     7.375%, 9/15/2008 (Prerefunded 9/15/2001) (b)...........................      6,925,000          7,942,906
Michigan Strategic Fund, SWDR (Genesee Power Station Project) 7.125%, 1/1/2006     7,500,000          7,578,675
Wayne State University, University Revenues, Refunding
   5.40%, 11/15/2006 (Insured; AMBAC)........................................      3,105,000          3,230,132
Mississippi--1.7%
Adams County, PCR (International Paper Co. Project):
   5.50%, 12/1/2005..........................................................     15,000,000         15,637,800
   5.625%, 11/15/2006........................................................      5,150,000          5,353,528
Mississippi Development Bank, Special Obligation, Refunding
   (Adams County Hospital Revenue Project) 5.75%, 7/1/2010 (Insured; FSA)....      3,445,000          3,559,684
Missouri--1.9%
Phelps City Industrial Development Authority, Industrial Revenue, Refunding
   (Excel Corp. Project) 7%, 12/1/2000.......................................      4,500,000          4,875,615
Saint Louis, Airport Improvement Revenue, Refunding
   (Lambert - Saint Louis International Airport) 6%, 7/1/2005 (Insured; FGIC)
9,675,00010,376,341 Saint Louis Municipal Finance Corp., Leasehold Revenue,
Refunding:
   5.375%, 7/15/2003 (LOC; Sanwa Bank) (c)...................................      5,075,000          5,180,915
   5.50%, 7/15/2004 (LOC; Sanwa Bank) (c)....................................      6,835,000          7,005,533
Nebraska--.2%
Albion, IDR, Refunding (Cargill, Inc. Project) 7%, 12/1/2000.................      2,600,000          2,817,022

Nevada--1.8%
Clark County, Passenger Facility Charge Revenue
   (Las Vegas McCarran International Airport):
     5.95%, 7/1/2005 (Insured; AMBAC)........................................      6,365,000          6,888,903
     5.80%, 7/1/2009 (Insured; MBIA).........................................      4,250,000          4,442,015
Clark County, Washington Public Utility District, Electric Revenue, Refunding
   6.30%, 1/1/2004 (Insured; FGIC)...........................................      3,160,000          3,407,396
Clark County School District 5.70%, 6/15/2009 (Insured; MBIA)................     10,825,000         11,304,872

New Jersey--1.8%
Mercer County Improvement Authority, Solid Waste Revenue, Refunding
   (Resources Recovery Project) 6.50%, 4/1/2007 (Insured; FGIC)..............      7,620,000          7,671,664
New Jersey Economic Development Authority, Revenue:
   Clara Maass Health System 5%, 7/1/2009 (Insured; FSA) (d).................      5,805,000          5,743,351

Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1996 (Unaudited)

                                                                                 Principal
Long-Term Municipal Investments (continued)                                        Amount           Value
----------------------------------------------------------------------------  -------------   -----------------
New Jersey (continued):
New Jersey Economic Development Authority, Revenue (continued):
   Waste Paper Recycling (Marcal Paper Mills, Inc. Project):
     5.75%, 2/1/2004......................................................... $    2,815,000    $     2,864,347
     8.50%, 2/1/2010.........................................................      2,930,000          3,336,420
Orange Township 6.60%, 2/1/2007..............................................      5,600,000          6,210,736

New Mexico--1.5%
New Mexico Educational Assistance Foundation, Student Loan Revenue:
   6.60%, 3/1/2005...........................................................     10,980,000         11,715,331
   6.70%, 3/1/2006...........................................................      9,910,000         10,647,205

New York--8.9%
New York City:
   7.30%, 2/1/2001...........................................................      5,000,000          5,451,500
   7.50%, 2/1/2001...........................................................      3,000,000          3,292,590
   6.375%, 8/15/2009.........................................................     25,000,000         26,191,250
   Refunding:
     5.75%, 3/15/2007........................................................      9,495,000          9,619,195
     5.80%, 8/1/2008.........................................................      5,725,000          5,781,563
     6.25%, 8/1/2009.........................................................      7,000,000          7,287,840
New York City Industrial Development Agency, IDR
   7.625%, 11/1/2009 (LOC; Algemene Bank Nederland) (c)......................      1,870,000          1,874,638
New York City Municipal Assistance Corp., Refunding 5.50%,  7/1/2000.........     10,000,000         10,423,400
New York State Dormitory Authority, Revenues, Department of Health:
   5.50%, 7/1/2010...........................................................      2,000,000          1,955,020
   5.625%, 7/1/2011..........................................................      3,240,000          3,193,895
New York State Energy, Research and Development Authority,
   Service Contract Revenue,
   Refunding (Western New York Nuclear Service Center) 5.20%, 4/1/2002.......      5,085,000          5,281,790
New York State Environmental Facilities Corp., PCR (State Water Revolving Fund)
   3.90%, 2/15/2000..........................................................      5,190,000          5,138,048
New York State Local Government Assistance Corp., Refunding 5%, 4/1/2009 (a).     15,000,000         14,910,300
New York State Mortgage Agency, Homeowner Mortgage Revenue 5.75%, 10/1/2010..      3,000,000          3,056,160
New York State Urban Development Corp., Revenue, Refunding
   (Correctional Facilities)
   5.625%, 1/1/2007..........................................................     20,170,000         20,357,984
Triborough Bridge and Tunnel Authority, General Purpose Revenue, Refunding
   6.75%, 1/1/2009...........................................................      5,100,000          5,929,872

North Carolina--1.1%
North Carolina Eastern Municipal Power Agency, Power System Revenue, Refunding
   5.50%, 1/1/2005...........................................................     10,000,000         10,450,600

Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1996 (Unaudited)

                                                                                 Principal
Long-Term Municipal Investments (continued)                                        Amount           Value
----------------------------------------------------------------------------  -------------   -----------------
North Carolina (continued):
North Carolina Municipal Power Agency, Electric Revenue, Refunding
   (Number 1 Catawba) 6%, 1/1/2004........................................... $    2,000,000   $      2,125,400
Northampton County Industrial Facilities and Pollution Control Financing
   Authority, SWDR
   8.05%, 11/1/2004..........................................................      3,000,000          3,258,060

Ohio--1.4%
Cincinnati Student Loan Funding Corp., Student Loan Revenue, Refunding
   7.20%, 8/1/2003...........................................................      4,635,000          5,022,671
Franklin County, HR, Refunding (Holy Cross Health Systems) 6.20%, 6/1/2005...      2,930,000          3,036,945
Lorain, Hospital Improvement Revenue, Refunding
   (Lakeland Community Hospital, Inc.)
   6.50%, 11/15/2012.........................................................      3,860,000          4,021,502
Ohio Turnpike Commission, Turnpike Revenue:
   5.50%, 2/15/2010 (Insured; MBIA)..........................................      4,435,000          4,529,554
   5.60%, 2/15/2011 (Insured; MBIA)..........................................      3,150,000          3,232,310

Oklahoma--.7%
Tulsa Airports Improvement Trust, General Revenue, Refunding
   (Tulsa International Airport) 6.125%, 6/1/1999............................      3,470,000          3,618,898
Washington County Medical Authority, Revenue, Refunding
   (Jane Phillips Medical Center Project) 5.50%, 11/1/2010...................      6,175,000          6,162,835

Pennsylvania--4.7%
Lehigh County General Purpose Authority, Revenue (Wiley House):
   8.65%, 11/1/2004..........................................................      4,300,000          4,473,204
   9.375%, 11/1/2006.........................................................      7,070,000          7,580,666
Pennsylvania Economic Development Financing Authority, RRR
   (Northampton Generating):
   6.40%, 1/1/2009...........................................................     10,500,000         10,475,640
   Refunding 6.75%, 1/1/2007.................................................      7,000,000          7,149,240
Pennsylvania Higher Educational Facilities Authority, Health Sevices Revenue,
   (University of Pennsylvania):
     Series A 5.60%, 1/1/2010................................................     10,000,000         10,269,700
     Series B 5.60%, 1/1/2010................................................      4,350,000          4,467,320
Philadelphia Hospitals and Higher Education Facilities Authority, Revenue
   (Community Mental Health/Retardation) 8.875%, 6/15/2009...................     13,030,000         14,172,992
Schuylkill County Industrial Development Authority, RRR, Refunding
   (Schuylkill Energy Resource, Inc.) 6.50%, 1/1/2010........................      1,215,000          1,163,885
Scranton-Lackawanna Health and Welfare Authority, Hospital Facilities Revenue
   (Mercy Health Systems):
     6.90%, 1/1/2003 (Insured; MBIA).........................................      3,075,000          3,369,462
     6.90%, 1/1/2004 (Insured; MBIA).........................................      4,330,000          4,744,640

Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1996 (Unaudited)

                                                                                 Principal
Long-Term Municipal Investments (continued)                                        Amount           Value
----------------------------------------------------------------------------  -------------   -----------------
Rhode Island--1.0%
Rhode Island Convention Center Authority, Revenue, Refunding
   4.90%, 5/15/2004 (Insured; MBIA, Prerefunded 10/15/2001) (b).............. $    5,000,000   $      5,082,700
Rhode Island Housing and Mortgage Finance Corp.:
   (Homeownership Opportunity) 7.30%, 10/1/2008..............................      4,820,000          5,240,931
   (Refunding-Rental Housing Program):
     5.65%, 10/1/2007........................................................      2,175,000          2,218,261
     5.65%, 10/1/2008........................................................      1,350,000          1,372,316

South Carolina--1.5%
Charleston County, Hospital Facilities Improvement Revenue, Refunding
   (Medical Society Health Project) 5.50%, 10/1/2005 (Insured; MBIA).........      7,945,000          8,385,153
Oconee County , PCR, Refunding (Engelhard Corp. Project) 5.375%, 5/1/2006....      6,000,000          6,162,660
Piedmont Municipal Power Agency, Electric Revenue, Refunding
   6.25%, 1/1/2004 (Insured; FGIC) (d).......................................      4,050,000          4,400,782
York County, PCR (Bowater, Inc. Project) 7.625%, 3/1/2006....................      2,900,000          3,353,386

South Dakota--.5%
South Dakota Student Loan Finance Corp., Student Loan Revenue, Refunding
   6.45%, 8/1/2006...........................................................      6,705,000          7,068,746

Tennessee--.7%
Gatlinburg, COP (Gatlinburg Convention Center) 8.75%, 12/1/1997..............        380,000            398,411
Shelby County, Refunding:
   5.25%, 4/1/2006...........................................................      4,410,000          4,599,806
   5.375%, 4/1/2007..........................................................      5,140,000          5,365,903

Texas--9.0%
Austin, Airport System Revenue 5.625%, 11/15/2007 (Insured; MBIA)............      8,000,000          8,390,240
Austin, Independent School District, Refunding 5.60%, 8/1/2019...............      6,615,000          6,855,852
Brazos, Higher Education Authority Inc., Student Loan Revenue, Refunding
   6.875%, 6/1/2004..........................................................      5,020,000          5,215,730
Corpus Christi, Independent School District, Refunding 5.20%, 8/15/2009......      5,945,000          5,984,653
Ennis, IDC, Revenue, Refunding (Cargill Inc., Project) 6.15%, 11/1/2003......      2,450,000          2,583,745
Gulf Coast Waste Disposal Authority, SWDR, Refunding
   (Quaker Oats Co. Project) 5.70%, 5/1/2006.................................      2,210,000          2,316,544
Harris County, Criminal Justice Center 5.50%, 10/1/2011......................      3,330,000          3,386,677
Harris County Hospital District, Mortgage Revenue, Refunding
   7.50%, 2/15/2003 (Insured; AMBAC).........................................      7,000,000          8,058,750


Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1996 (Unaudited)

                                                                                 Principal
Long-Term Municipal Investments (continued)                                        Amount           Value
----------------------------------------------------------------------------  -------------   -----------------
Texas (continued)
Houston, Hotel Occupancy Tax Revenue:
   7%, 7/1/2003 (Insured; FGIC).............................................. $    4,400,000  $       4,896,540
   7%, 7/1/2004 (Insured; FGIC)..............................................      1,525,000          1,697,096
   Refunding 6%, 7/1/2005 (Insured; FSA).....................................      5,750,000          6,243,350
North Central Health Facility Development Corp., Revenue 7.80%, 5/15/2008 (e)     13,000,000         14,362,920
North Texas Higher Education Authority, Student Loan Revenue:
   7%, Series B, 4/1/2002 (Insured; AMBAC)...................................      4,250,000          4,521,235
   7%, Series E, 4/1/2002 (Insured; AMBAC)...................................      4,250,000          4,521,235
Port Houston Authority, Harris County Improvement:
   5.50%, 10/1/2007..........................................................      2,600,000          2,693,730
   5.50%, 10/1/2008..........................................................      2,600,000          2,667,340
   5.50%, 10/1/2009..........................................................      2,600,000          2,643,264
   5.50%, 10/1/2010..........................................................      2,600,000          2,623,400
   5.50%, 10/1/2011..........................................................      2,600,000          2,613,520
Rio Grande Consolidated Independent School District, Public Facilities, LR
   6.40%, 7/15/2003..........................................................      4,000,000          4,127,960
Rio Grande Valley Health Facilities Development Corp., HR, Refunding
   (Valley Baptist Medical Center) 6.25%, 8/1/2006...........................      5,100,000          5,598,372
South Texas Higher Education Authority, Student Loan Revenue, Refunding
   5.30%, 12/1/2003..........................................................      5,350,000          5,399,809
Tarrant County Health Facilities Development Corp., Health Systems Revenue
   (Harris Methodist Health Systems) 6%, 9/1/2010............................      7,725,000          7,806,499
Texas State College, Student Loan:
   6%, 8/1/2005..............................................................      2,130,000          2,314,139
   6%, 8/1/2006..............................................................      2,500,000          2,715,650
Texas Water Resources Financing Authority, Revenue 7.30%, 8/15/1998..........      2,500,000          2,623,075
University of Texas, University Revenue Financing System 5.10%, 8/15/2013....      8,000,000          7,853,840

Utah--2.3% Carbon County, SWDR:
   (Refunding - Sunnyside Cogeneration Project) 9%, 7/1/2006.................      9,750,000          7,324,882
   (Sunnyside Cogeneration Association) 7.50%, 7/1/2007......................      7,000,000          4,944,660
Intermountain Power Agency, Power Supply Revenue, Special Obligation
   6.50%, 7/1/2010 (Insured; MBIA)...........................................      5,200,000          5,942,924
Utah Board of Regents, Student Loan Revenue:
   6.25%, 11/1/2003 (Insured; AMBAC).........................................      3,000,000          3,234,270
   7.05%, 11/1/2003 (Insured; AMBAC).........................................      5,000,000          5,437,850
   6.35%, 11/1/2004 (Insured; AMBAC).........................................      3,000,000          3,247,620
   6.45%, 11/1/2005 (Insured; AMBAC).........................................      3,000,000          3,261,210

Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1996 (Unaudited)

                                                                                 Principal
Long-Term Municipal Investments (continued)                                        Amount           Value
----------------------------------------------------------------------------  -------------   -----------------
Virginia--1.5%
Big Stone Gap Redevelopment and Housing Authority, Correctional Facility LR
   (Wallens Ridge Development Project) 6%, 9/1/2007.......................... $    4,000,000   $      4,366,720
Fairfax County Economic Development Authority, Educational Facilities Revenue
   (George Mason University Educational Foundation):
     6.50%, 11/15/2002.......................................................      2,000,000          2,102,500
     6.95%, 11/15/2002.......................................................      5,360,000          5,770,040
Virginia Housing Development Authority, Commonwealth Mortgage:
   6.05%, 1/1/2004...........................................................      4,400,000          4,562,932
   6.15%, 1/1/2005...........................................................      4,400,000          4,574,548

Washington--4.9%
Chelan County Public Utility District Number 1, Consolidated Revenue
   (Chelan Hydroelectric) 7.55%, 7/1/2062....................................      6,515,000          7,110,471
King & Snohomish Counties, School District No. 417 Northshore, Refunding
   5.50%, 12/01/2007 (Insured; FGIC).........................................      4,860,000          5,129,050
Port Seattle, Revenue 6.50%, 11/1/2005.......................................      3,000,000          3,263,970
Washington Health Care Facilities Authority, Revenue:
   (Childrens Hospital and Medical Center) 6.125%, 10/1/2007 (Insured; FGIC).      4,000,000          4,282,960
   (Refunding-Sisters of Providence) 5%, 10/1/2007 (Insured; AMBAC)..........      5,500,000          5,513,310
   (Refunding - Yakima Valley Memorial Hospital) 7.875%, 1/1/2003............      3,300,000          3,503,016
Washington Housing Finance Commission, SFMR
   6.85%, 7/1/2011 (Insured: FNMA, GNMA).....................................      3,460,000          3,673,447
Washington Public Power Supply Systems, Revenue, Refunding:
   (Nuclear Project Number 1):
     7.70%, 7/1/2002.........................................................     16,745,000         19,161,471
     6.60%, 7/1/2004.........................................................      2,500,000          2,695,525
   (Nuclear Project Number 2) 7.25%, 7/1/2006................................      6,000,000          7,026,600
   (Nuclear Project Number 3) 6%, 7/1/2007...................................      9,720,000         10,469,704

Wisconsin--1.8%
Carlton, PCR, Refunding (Wisconsin Public Service Corp.) 6.125%, 10/1/2005...      5,000,000          5,536,200
Milwaukee County 5.30%, 12/1/2005............................................      3,000,000          3,097,200
Wisconsin Health and Educational Facilities Authority, Revenue:
   (Aurora Medical Group, Inc.) 6% 11/15/2011 (Insured; FSA).................      3,500,000          3,794,280
   Refunding:
     (Luther Hospital Project) 6.125%, 11/15/2006............................      3,500,000          3,767,925
     (Wheaton Franciscan Services, Inc.) 6.50%, 8/15/2007 (Insured; MBIA)....      3,000,000          3,239,340
Wisconsin Housing and Economic Development Authority, Housing Revenue
   5.30%, 11/1/2006..........................................................      6,000,000          5,990,580
                                                                                                 --------------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $1,347,800,937)..................                    $1,417,883,496
                                                                                                 --------------
                                                                                                 --------------


Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              November 30, 1996 (Unaudited)

                                                                                 Principal
Short-Term Municipal Investments--2.4%                                             Amount           Value
----------------------------------------------------------------------------  -------------   -----------------
California--1.0%
California Health Facilities Financing Authority, VRDN:
   (Scripps Memorial Hospital) 3.40% (f).....................................  $   1,700,000  $       1,700,000
   (Sutter Health) 3.90% (f).................................................      2,500,000          2,500,000
Metropolitan Water District, Revenue, Refunding (California Waterworks) VRDN
   3.25% (Insured; AMBAC) (f)................................................     10,200,000         10,200,000

Florida--.5%
Broward County Housing Finance Authority, MFHR
   (Lake Park Association Limited Partnership) VRDN 3.40% (LOC; Key Bank) (c,f)    6,915,000          6,915,000

Massachusetts--.3%
Massachusetts Health & Educational Facilities Authority, Revenue
   (Saint Elizabeths) VRDN 3.55% (Insured; FSA) (f)..........................      4,600,000          4,600,000

Pennsylvania--.3%
Pennsylvania Energy Development Authority (B & W Ebensburg Project) VRDN
   3.55% (LOC; Swiss Bank) (c,f).............................................      4,025,000           4,025,00

Washington--.3%
Washington Public Power Supply System, Revenue, Refunding (Nuclear Project Number 1)
   VRDN 3.55% (LOC; Bank of America National Trust and Savings Association) (c,f)  5,000,000          5,000,000
                                                                                                ---------------
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $34,940,000)....................                    $   34,940,000
                                                                                                ---------------
                                                                                                ---------------
TOTAL INVESTMENTS--100.0%
   (cost $1,382,740,937).....................................................                    $1,452,823,496
                                                                                                ---------------
                                                                                                ---------------

Dreyfus Intermediate Municipal Bond Fund, Inc.
------------------------------------------------------------------------------

Summary of Abbreviations
-------------------------------------------------------------------------------

AMBAC      American Municipal Bond Assurance Corporation    IDR        Industrial Development Revenue
CGIC       Capital Guaranty Insurance Company               LOC        Letter of Credit
COP        Certificate of Participation                     LR         Lease Revenue
EDR        Economic Development Revenue                     MBIA       Municipal Bond Investors Assurance
FGIC       Financial Guaranty Insurance Company                          Insurance Corporation
FNMA       Federal National Mortgage Association            MFHR       Multi-Family Housing Revenue
FSA        Financial Security Assurance                     PCR        Pollution Control Revenue
GNMA       Government National Mortgage Association         RRR        Resources Recovery Revenue
HR         Hospital Revenue                                 SFMR       Single Family Mortgage Revenue
IDC        Industrial Development Corporation               SWDR       Solid Waste Disposal Revenue
                                                            VRDN       Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
------------------------------------------------------------------------------

Fitch (g)          or          Moody's           or           Standard & Poor's         Percentage of Value
------                         --------                       ----------------          ------------------
AAA                            Aaa                            AAA                                44.5%
AA                             Aa                             AA                                 18.0
A                              A                              A                                  21.1
BBB                            Baa                            BBB                                 6.9
F1+/F-1                        MIG1/VMIG1, & P1               SP1, A1                             1.6
Not Rated (h)                  Not Rated (h)                  Not Rated (h)                       7.9
                                                                                               -------
                                                                                                100.0%
                                                                                               -------
                                                                                               -------

Notes to Statement of Investments:
------------------------------------------------------------------------------

(a) Purchased on a delayed-delivery basis.
(b) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c) Secured by letters of credit.
(d) Wholly held by the custodian in a segregated account as collateral for delayed-delivery securities.
(e) Inverse floater security--the interest rate is subject to change periodically.
(f) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(g) Fitch currently provides creditworthiness information for a limited number of investments.
(h) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.



                       See notes to financial statements.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Assets and Liabilities               November 30, 1996 (Unaudited)

                                                                                       Cost                         Value
                                                                                   -------------                -------------
ASSETS:                       Investments in securities--See Statement of
                                Investments....................................    $1,382,740,937               $1,452,823,496
                              Interest receivable..............................                                     24,731,913
                              Receivable for investment securities sold........                                      3,414,579
                              Receivable from subscriptions to Common Stock....                                         43,918
                              Prepaid expenses.................................                                         45,093
                                                                                                                ---------------
                                                                                                                 1,481,058,999
                                                                                                                ---------------


LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                        713,333
                              Cash overdraft due to Custodian..................                                      1,096,132
                              Payable for investment securities purchased......                                     20,477,039
                              Payable for Common Stock redeemed................                                         16,448
                              Accrued expenses.................................                                        138,447
                                                                                                                ---------------
                                                                                                                    22,441,399
                                                                                                                ---------------


NET ASSETS.....................................................................                                 $1,458,617,600
                                                                                                                ===============


REPRESENTED BY:               Paid-in capital..................................                                 $1,376,194,050
                              Accumulated undistributed investment income--net..                                       201,290
                              Accumulated net realized gain (loss) on investments                                   12,139,701
                              Accumulated net unrealized appreciation (depreciation)
                                on investments--Note 3..........................                                    70,082,559
                                                                                                                ---------------


NET ASSETS.....................................................................                                 $1,458,617,600
                                                                                                                ===============

SHARES OUTSTANDING
(300 million shares of $.01 par value Common Stock authorized).................                                    103,346,616


NET ASSET VALUE, offering and redemption price per share--Note 2(d).............                                        $14.11
                                                                                                                        ------
                                                                                                                        ------





                       See notes to financial statements.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Operations          Six Months Ended November 30, 1996 (Unaudited)

INVESTMENT INCOME


INCOME                        Interest Income..................................                                 $43,082,489


EXPENSES:                     Management fee--Note 2(a).........................                $ 4,360,551
                              Shareholder servicing costs--Note 2(b)............                    803,067
                              Custodian fees...................................                      53,620
                              Professional fees................................                      44,151
                              Registration fees................................                      42,921
                              Prospectus and shareholders' reports.............                      34,811
                              Directors' fees and expenses--Note 2(c)..........                      33,310
                              Miscellaneous....................................                      43,455
                                                                                               -------------
                                   Total Expenses..............................                                    5,415,886
                                                                                                                -------------


INVESTMENT INCOME--NET..........................................................                                  37,666,603



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:


                              Net realized gain (loss) on investments.........                 $ 5,262,103
                              Net unrealized appreciation (depreciation) on investments                           33,470,373
                                                                                               -------------



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                                   38,732,476
                                                                                                                -------------



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                   $76,399,079
                                                                                                                =============


                       See notes to financial statements.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                          Six Months Ended
                                                                                          November 30, 1996      Year Ended
                                                                                             (Unaudited)        May 31, 1996
                                                                                          ----------------     --------------
OPERATIONS:
  Investment income--net................................................                   $   37,666,603      $   79,130,647
  Net realized gain (loss) on investments..............................                         5,262,103          11,398,825
  Net unrealized appreciation (depreciation) on investments............                        33,470,373         (36,784,906)
                                                                                          ------------------  ------------------

      Net Increase (Decrease) in Net Assets Resulting from Operations..                        76,399,079          53,744,566
                                                                                          ------------------  ------------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net................................................                      (37,465,313)        (79,130,647)
  Net realized gain on investments.....................................                            --              (2,766,133)
                                                                                          ------------------  ------------------

      Total Dividends..................................................                       (37,465,313)        (81,896,780)
                                                                                          ------------------  ------------------

CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold........................................                       365,743,902         692,235,889
  Dividends reinvested.................................................                        27,342,250          60,507,179
  Cost of shares redeemed..............................................                      (440,742,578)       (826,761,167)
                                                                                          ------------------  ------------------

      Increase (Decrease) in Net Assets from Capital Stock Transactions                       (47,656,426)        (74,018,099)
                                                                                          ------------------  ------------------

        Total Increase (Decrease) in Net Assets .......................                        (8,722,660)       (102,170,313)

NET ASSETS:
  Beginning of Period..................................................                     1,467,340,260       1,569,510,573
                                                                                          ------------------  ------------------
  End of Period........................................................                    $1,458,617,600      $1,467,340,260
                                                                                          ==================  ==================


Undistributed investment income--net....................................                   $      201,290             --
                                                                                          ------------------  ------------------
                                                                                                 Shares             Shares
                                                                                           ----------------     --------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold..........................................................                        26,469,221          49,389,916
  Shares issued for dividends reinvested...............................                         1,968,134           4,311,276
  Shares redeemed......................................................                       (31,835,033)        (58,922,345)
                                                                                          ------------------  ------------------
      Net Increase (Decrease) in Shares Outstanding....................                        (3,397,678)         (5,221,153)
                                                                                          ==================  ==================


                       See notes to financial statements.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                      Six Months Ended                     Year Ended May 31,
                                                      November 30, 1996 --------------------------------------------------------
PER SHARE DATA:                                          (Unaudited)     1996        1995        1994         1993        1992
                                                         -----------    -------     -------     -------      ------      -------
   Net asset value, beginning of period.......             $13.75       $14.02      $13.84      $14.31       $13.96      $13.67
                                                           -------      -------     -------     -------      -------     -------
   Investment Operations:
   Investment income--net......................               .36          .72         .75         .76          .81         .89
   Net realized and unrealized gain (loss)
      on investments..........................                .35         (.24)        .24        (.31)         .66         .36
                                                           -------      -------     -------     -------      -------     -------
   Total from Investment Operations...........                .71          .48         .99         .45         1.47        1.25
                                                           -------      -------     -------     -------      -------     -------
   Distributions:
   Dividends from investment income--net.......              (.35)        (.72)       (.75)       (.76)        (.81)       (.88)
   Dividends from net realized gain on investments            --          (.03)       (.06)       (.16)        (.31)       (.08)
                                                           -------      -------     -------     -------      -------     -------
   Total Distributions........................               (.35)        (.75)       (.81)       (.92)        (1.12)      (.96)
                                                           -------      -------     -------     -------      -------     -------
   Net asset value, end of period.............             $14.11       $13.75      $14.02      $13.84       $14.31      $13.96
                                                           -------      -------     -------     -------      -------     -------
                                                           -------      -------     -------     -------      -------     -------
TOTAL INVESTMENT RETURN.......................              10.49%(1)     3.44%       7.54%       3.13%       10.88%       9.45%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets....                .74%(1)      .71%        .73%        .70%         .71%        .70%
   Ratio of net investment income
      to average net assets...................               5.13%(1)     5.14%       5.52%       5.22%        5.68%       7.17%
   Portfolio Turnover Rate....................              26.38%(2)    48.70%      42.18%      36.27%       60.14%      48.03%
   Net Assets, end of period (000's Omitted)..         $1,458,618   $1,467,340  $1,569,511  $1,724,126   $1,703,674  $1,443,687

---------------------------------
(1)   Annualized.
(2)   Not annualized.

                       See notes to financial statements.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:
  Dreyfus Intermediate Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. acts as the distributor of the Fund's shares which are sold to the public without a sales charge.
  The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
  (A) PORTFOLIO VALUATION: The Fund's investments are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
  (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Management Fee and Other Transactions With Affiliates:
  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. However, pursuant to the court approved settlement of previously disclosed litigation, commencing October 15, 1988 the Manager has agreed to make payments to the Fund for 10 years, ranging from $0 to $1 million per year depending upon average daily net assets of the Fund. The management fee for the period ended November 30, 1996 was reduced by $45,000 pursuant to the settlement of litigation.

Dreyfus Intermediate Municipal Bond Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

  (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1996, the Fund was charged an aggregate of $350,212 pursuant to the Shareholder Services Plan.
  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $273,746 for the period ended November 30, 1996.
  (C) Each director who is not an"affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
  (D) A .10% redemption fee is charged on certain redemptions of Fund shares (including redemptions through use of the Exchange Privilege) where the shares being redeemed were issued subsequent to a specified effective date and the redemption or exchange occurs less than fifteen days following the date of issuance.

NOTE 3--Securities Transactions:
  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 1996, amounted to $374,708,478 and $429,751,517, respectively.
  At November 30, 1996, accumulated net unrealized appreciation on investments was $70,082,559, consisting of $74,994,006 gross unrealized appreciation and $4,911,447 gross unrealized depreciation.
  At November 30, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Intermediate Municipal
Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



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